Notes Payable (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	May 21, 2014
Debt Instrument [Line Items]
Proceeds from convertible notes payable		$ 1,750,000
Warrant exercise price				$ 0.05
Shareholders Of The Puttable Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	100,000
Shareholders Of The Puttable Common Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Repayment of promissory note			50,000
Outstanding amount			50,000
Loan maturity date			Aug. 25, 2016
Employees Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Interest rate on outstanding term loan	12.00%
Proceeds from convertible notes payable	130,000
Maximum borrowing capacity per note purchase agreement.	400,000
Number of shares called by each warrant	17,334
Warrant exercise price	$ 3.75
Freepoint [Member]
Debt Instrument [Line Items]
Interest rate on outstanding term loan	12.00%
Proceeds from convertible notes payable	100,000
Number of shares called by each warrant	16,667
Fair value of warrants	37,127
Warrant exercise price	$ 3.00
Affiliate [Member]
Debt Instrument [Line Items]
Interest payable	$ 6,000